Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Basis for preparation) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Basis Of Preparation [Line Items]
Restricted net assets of Company's subsidiaries, VIE and VIE's subsidiaries	$ 352,535	$ 435,999
Parent Company [Member]
Basis Of Preparation [Line Items]
Restricted net assets of Company's subsidiaries, VIE and VIE's subsidiaries	$ 352,535